NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Net loss per share information:
SCHEDULE OF WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING AND LOSS PER SHARE OUTSTANDING

The calculation of the weighted average number of shares outstanding and loss per share outstanding for the years ended December 31, 2023 and 2022 are as follows:

	Year ended December 31,
	2023	2022
Numerator for basic and diluted loss per share - Net loss attributable to common stockholders	$(25,688,547)	$(21,666,691)

Denominator for basic loss per share - weighted average shares outstanding	2,784,894	2,548,549
Dilutive effect of shares issuable upon conversion of convertible debt and the exercise of stock options and warrants outstanding	-	-

Denominator for diluted loss per share - adjusted weighted average shares outstanding	2,784,894	2,548,549

Net loss per share:
Basic	$(9.22)	$(8.50)
Diluted	$(9.22)	$(8.50)